Other Non-operating (income)/ expenses, net - Summary of Other Non-operating (income)/ expenses, net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Foreign exchange loss	$ 108,224	$ 327,383	$ 375,298	$ 194,524
R&D credits	0	(496,448)	(497,978)	(467,563)
Other, net	(408)	(2,686)	(2,686)	16,380
Total	$ 107,816	$ (171,751)	$ (125,366)	$ (256,659)